SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Cash Flow Information Details 1
Interest paid	$ 444,947	$ 470,736	$ 126,449
Taxes paid	5,764,634	3,135,626	4,574,614
Equipment acquired under finance leases and equipment loans	$ 1,227,901	$ 3,452,257	$ 2,289,128